SELECTED STATEMENT OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues, Total	$ 25,020	$ 18,480	$ 20,209
United States [Member]
Revenues, Total	14,411	11,809	10,882
United Kingdom [Member]
Revenues, Total	763	1,221	668
Rest Of Europe [Member]
Revenues, Total	6,402	2,537	4,577
Israel [Member]
Revenues, Total	2,256	1,768	3,045
Other Countries [Member]
Revenues, Total	$ 1,188	$ 1,145	$ 1,037